Label	Element	Value
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Noncontrolling Interest [Member]
Retained Earnings (Accumulated Deficit)	us-gaap_RetainedEarningsAccumulatedDeficit	$ (3,224,000)